Other Current Assets (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
Other Current Assets [Abstract]
Inventories	$ 13,807	$ 12,988
Deferred mobilization expenses	1,469	6,351
Prepayments and advances	12,597	10,500
Intangible assets, net	1,124	0
Other	20	85
Total	$ 29,017	$ 29,924